Share-based payments - ESP Option Activity (Details) - ESP	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	1,124,198	1,120,426
Contributions (in shares)	648,812	623,705
Dividends credited (in shares)	62,171	57,083
Vested (in shares)	(581,119)	(523,359)
Forfeited (in shares)	(107,082)	(153,657)
Ending balance, outstanding (in shares)	1,146,980	1,124,198
Weighted average fair value at measurement date, other equity instruments granted | $	$ 57	$ 60